Annual Operating Expenses - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIP Government Money Market Portfolio	Apr. 29, 2023
VIP Government Money Market Portfolio - Initial Class
Operating Expenses:
Management fee	0.17%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.24%
VIP Government Money Market Portfolio - Service Class
Operating Expenses:
Management fee	0.17%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.07%
Total annual operating expenses	0.34%
VIP Government Money Market Portfolio - Service Class 2
Operating Expenses:
Management fee	0.17%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.49%